Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended		66 Months Ended	114 Months Ended	117 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2012	Mar. 31, 2013
Cash flows from operating activities:
Net loss	$ (5,774)	$ (4,949)	$ (16,929)	$ (19,061)	$ (107,351)	$ (198,786)	$ (204,560)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	83	136	456	3,141	10,212	23,608	23,691
Change in fair value of embedded derivative and derivative liability	334	0	(944)	0	0	(944)	(610)
Change in fair value of warrant liability	(125)	523	(1,277)	(14,436)	(47)	(17,775)	(17,900)
Charge related to lease liability	30	48	165	1,705	0	1,870	1,900
Loss on disposition of property and equipment	0	0	0	0	16	119	119
Impairment of property and equipment	0	0	0	7,371	0	7,371	7,371
Amortization of net discount on short-term investments	0	0	0	0	(149)	(149)	(149)
Noncash interest expense	1,185	30	1,614	162	1,601	4,162	5,347
Noncash rent (income) expense	1	2	7	(24)	218	224	225
Stock-based compensation expense	143	135	566	834	2,536	5,745	5,888
Changes in operating assets and liabilities:
Prepaid expenses and other assets	101	(45)	(1,070)	(802)	(760)	(2,698)	(2,597)
Accounts payable	(239)	(283)	(252)	(283)	815	618	379
Accrued expenses and other	(508)	(1,571)	(1,797)	(495)	4,021	966	458
Net cash used in operating activities	(4,769)	(5,974)	(19,461)	(21,888)	(88,888)	(175,669)	(180,438)
Cash flows from investing activities:
Purchases of short-term investments	0	0	0	(13,066)	(260,565)	(324,508)	(324,508)
Increase in restricted cash	(1)	0	(1,000)	0	0	(1,000)	(1,001)
Sales and redemptions of short-term investments	0	4,548	6,066	7,000	256,057	324,657	324,657
Cash paid for property and equipment	0	(3)	(48)	(81)	(31,152)	(31,722)	(31,722)
Proceeds from the sale of property and equipment	0	0	0	0	4	11	11
Net cash (used in) provided by investing activities	(1)	4,545	5,018	(6,147)	(35,656)	(32,562)	(32,563)
Cash flows from financing activities:
Proceeds from sale of redeemable convertible preferred stock, net	0	0	0	0	139,960	139,960	139,960
Proceeds from sales of common stock and warrants, net	195	4	5	29,023	99	54,922	55,117
Repurchases of common stock	0	0	0	0	(94)	(94)	(94)
Proceeds from long-term debt, net of issuance costs	(104)	0	14,196	4,908	33,768	53,713	53,609
Payments on long-term debt	0	(470)	(1,466)	(8,624)	(3,245)	(32,734)	(32,734)
Net cash provided by financing activities	91	(466)	12,735	25,307	170,488	215,767	215,858
Net (decrease) increase in cash and cash equivalents	(4,679)	(1,895)	(1,708)	(2,728)	45,944	7,536	2,857
Cash and cash equivalents, beginning of period	7,536	9,244	9,244	11,972	0	0	0
Cash and cash equivalents, end of period	$ 2,857	$ 7,349	$ 7,536	$ 9,244	$ 45,944	$ 7,536	$ 2,857